SEGMENT INFORMATION - Restatement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 12, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	$ 346,650	$ 433,102	$ 441,598
Vessel operating expenses	(65,247)	(68,278)	(59,886)
Voyage and commission expenses	(11,222)	(9,694)	(5,974)
Administrative expenses	(14,809)	(15,210)	(8,600)
Segment EBITDA	255,372	339,920	367,138
Assets	2,240,817	2,427,371	2,252,708
Investment in affiliate	206,180	0
Capital expenditure	(42,201)	(22,441)	(5,370)
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	396,404
Vessel operating expenses	(75,081)
Voyage and commission expenses	(11,656)
Administrative expenses	(16,115)
Segment EBITDA	293,552
Assets	2,240,817
Investment in affiliate	206,180
Capital expenditure	(42,201)
Operating Segments | FSRUs
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	294,889	316,599	322,373
Vessel operating expenses	(42,736)	(47,960)	(43,884)
Voyage and commission expenses	(7,138)	(8,375)	(5,049)
Administrative expenses	(9,384)	(10,029)	(5,773)
Segment EBITDA	235,631	250,235	267,667
Assets	1,115,663	1,149,595	1,206,186
Investment in affiliate	0
Capital expenditure	(28,307)	(11,226)	(344)
Operating Segments | LNG Carrier
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	51,761	116,503	119,225
Vessel operating expenses	(22,511)	(20,318)	(16,002)
Voyage and commission expenses	(4,084)	(1,319)	(925)
Administrative expenses	(5,425)	(5,181)	(2,827)
Segment EBITDA	19,741	89,685	99,471
Assets	534,805	545,225	557,682
Investment in affiliate	0
Capital expenditure	(13,894)	(11,215)	(5,026)
Operating Segments | FLNG
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	49,754	0	0
Vessel operating expenses	(9,834)	0	0
Voyage and commission expenses	(434)	0	0
Administrative expenses	(1,306)	0	0
Segment EBITDA	38,180	0	0
Assets	0	0	0
Investment in affiliate	206,180
Capital expenditure	0	0	0
Unallocated
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	0	0	0
Vessel operating expenses	0	0	0
Voyage and commission expenses	0	0	0
Administrative expenses	0	0	0
Segment EBITDA	0	0	0
Assets	590,349	732,551	488,840
Investment in affiliate	0
Capital expenditure	0	$ 0	$ 0
Consolidation Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Total operating revenues	(49,754)
Vessel operating expenses	9,834
Voyage and commission expenses	434
Administrative expenses	1,306
Segment EBITDA	(38,180)
Investment in affiliate	0
Capital expenditure	$ 0
Hilli LLC
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of voting interests acquired	50.00%			50.00%